Document and Entity Information	Nov. 11, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001780097
Document Type	8-K
Document Period End Date	Nov. 11, 2021
Entity Registrant Name	Baudax Bio, Inc.
Entity Incorporation State Country Code	PA
Entity File Number	001-39101
Entity Tax Identification Number	47-4639500
Entity Address, Address Line One	490 Lapp Road
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(484)
Local Phone Number	395-2470
Security 12g Title	Common Stock, par value $0.01
Trading Symbol	BXRX
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true